ALPHA ARCHITECT 1-3 MONTH BOX ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

PURCHASED OPTIONS - 165.5%(a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 6.9%
iShares Russell 2000 ETF, Expiration: 09/20/2024; Exercise Price: $10.01(d)	$44,635,800	2,200	$42,408,080
S&P 500 Index
Expiration: 12/20/2024; Exercise Price: $9,200.01(d)	1,092,096	2	31
Expiration: 12/20/2024; Exercise Price: $9,200.00	1,353,106,944	2,478	38,979
SPDR S&P 500 ETF Trust		—	—
Expiration: 07/19/2024; Exercise Price: $10.01(d)	26,394,670	485	25,906,178
Expiration: 09/20/2024; Exercise Price: $10.01(d)	159,946,258	2,939	156,654,137
Expiration: 09/20/2024; Exercise Price: $1.01(d)	5,931,998	109	5,906,733
Expiration: 09/20/2024; Exercise Price: $10,005.01(d)	1,850,348	34	0(f)
Total Call Options			230,914,138

Put Options - 158.6%
iShares Russell 2000 ETF, Expiration: 09/20/2024; Exercise Price: $10,010.01(d)	44,635,800	2,200	2,129,147,812
S&P 500 Index
Expiration: 12/20/2024; Exercise Price: $200.01(d)	1,092,096	2	6
Expiration: 12/20/2024; Exercise Price: $200.00	1,353,106,944	2,478	7,459
SPDR S&P 500 ETF Trust		—	—
Expiration: 07/19/2024; Exercise Price: $10,010.01(d)	26,394,670	485	457,508,750
Expiration: 09/20/2024; Exercise Price: $10,010.01(d)	159,946,258	2,939	2,744,346,856
Expiration: 09/20/2024; Exercise Price: $1,001.01(d)	5,931,998	109	4,852,354
Expiration: 09/20/2024; Exercise Price: $15.01(d)	1,850,348	34	0(f)
Total Put Options			5,335,863,237
TOTAL PURCHASED OPTIONS (Cost $5,544,487,810)			5,566,777,375

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%		Shares
First American Government Obligations Fund - Class X, 5.23%(e)		2,956,910	2,956,910
TOTAL SHORT-TERM INVESTMENTS (Cost $2,956,910)			2,956,910

TOTAL INVESTMENTS - 165.6% (Cost $5,547,444,720)			$5,569,734,285
Liabilities in Excess of Other Assets - (65.6%)			(2,206,484,643)
TOTAL NET ASSETS - 100.0%			$3,363,249,642

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Purchased option contracts are held in connection with corresponding written option contracts. See the Schedule of Written Options for further information.
(d)	FLexible EXchange® Options.
(e)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(f)	Less than $0.50.

ALPHA ARCHITECT 1-3 MONTH BOX ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2024 (Unaudited)

WRITTEN OPTIONS - (65.6%)(a)(b)	Notional Amount	Contracts	Value
Call Options - (38.7%)
iShares Russell 2000 ETF, Expiration: 09/20/2024; Exercise Price: $10,010.01(c)	$(44,635,800)	(2,200)	$ (0)(d)
S&P 500 Index
Expiration: 12/20/2024; Exercise Price: $200.01(c)	(1,092,096)	(2)	(1,048,263)
Expiration: 12/20/2024; Exercise Price: $200.00	(1,353,106,944)	(2,478)	(1,298,798,229)
SPDR S&P 500 ETF Trust		—	—
Expiration: 07/19/2024; Exercise Price: $10,010.01(c)	(26,394,670)	(485)	(0)(d)
Expiration: 09/20/2024; Exercise Price: $15.01(c)	(1,850,348)	(34)	(1,795,483)
Expiration: 09/20/2024; Exercise Price: $1,001.01(c)	(5,931,998)	(109)	(15)
Expiration: 09/20/2024; Exercise Price: $10,010.01(c)	(159,946,258)	(2,939)	(0)(d)
Total Call Options			(1,301,641,990)

Put Options - (26.9%)
iShares Russell 2000 ETF, Expiration: 09/20/2024; Exercise Price: $10.01(c)	(44,635,800)	(2,200)	(198)
S&P 500 Index
Expiration: 12/20/2024; Exercise Price: $9,200.01(c)	(1,092,096)	(2)	(704,458)
Expiration: 12/20/2024; Exercise Price: $9,200.00	(1,353,106,944)	(2,478)	(872,823,338)
SPDR S&P 500 ETF Trust		—	—
Expiration: 07/19/2024; Exercise Price: $10.01(c)	(26,394,670)	(485)	(150)
Expiration: 09/20/2024; Exercise Price: $1.01(c)	(5,931,998)	(109)	(0)(d)
Expiration: 09/20/2024; Exercise Price: $10.01(c)	(159,946,258)	(2,939)	(30)
Expiration: 09/20/2024; Exercise Price: $10,005.01(c)	(1,850,348)	(34)	(31,731,363)
Total Put Options			(905,259,537)
TOTAL WRITTEN OPTIONS (Premiums received $2,204,906,777)			$(2,206,901,527)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	FLexible EXchange® Options.
(d)	Less than ($0.50).

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

EA Series Trust has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Purchased Options	$—	$5,566,777,375	$—	$5,566,777,375
Money Market Funds	2,956,910	—	—	2,956,910
Total Assets	$2,956,910	$5,566,777,375		$5,569,734,285

Liabilities:
Written Options	$—	$(2,206,901,527)	$—	$(2,206,901,527)
Total Investments in Securities	$—	$(2,206,901,527)	$—	$(2,206,901,527)

Refer to the Schedule of Investments for additional information.

During the fiscal period ended June 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
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